Shareholder Report, Line Graph (Details) - USD ($)	Oct. 12, 2018	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
C000204809
Account Value [Line Items]
Line Graph and Table Measure Name	KBI Global Investors Aquarius Fund, Institutional Shares
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 100,000	$ 181,879	$ 155,427	$ 137,656	$ 153,778	$ 115,465	$ 107,711